Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows provided by operating activities
Net income	$ 118	$ 214	$ 117
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	168	172	178
Loss (gain) on extinguishment of debt	0	30	(224)
Push-down of income recovered by shareholder (See Note 2)	0	(163)	(37)
Deferred tax benefit	(28)	(10)	(7)
Non-cash impairments and accelerated depreciation	35	0	57
Other non-cash adjustments	(2)	10	(5)
Net change in assets and liabilities:
Accounts receivable	(43)	(142)	128
Inventories	18	(65)	99
Accounts and drafts payable	(22)	(16)	95
Income taxes payable	(1)	12	6
Other assets, current and non-current	(46)	(16)	2
Other liabilities, current and long-term	(46)	19	(54)
Net cash provided by operating activities	151	45	355
Cash flows provided by (used in) investing activities
Capital expenditures	(139)	(119)	(131)
Capitalized interest	(1)	(1)	(5)
(Purchases of) proceeds from matured debt securities, net	(2)	4	(2)
Change in restricted cash	3	2	2
Deconsolidation of variable interest entities	0	(4)	0
Proceeds from the sale of businesses, net of cash transferred	173	0	0
Proceeds from the sale of assets	3	14	4
Dividends from unconsolidated affiliates, net of funds remitted	8	5	0
Net cash provided by (used in) investing activities	45	(99)	(132)
Cash flows provided by (used in) financing activities
Net short-term debt borrowings (repayments)	14	(7)	(10)
Borrowings of long-term debt	496	2,356	1,155
Repayments of long-term debt	(538)	(2,177)	(1,404)
(Repayments) borrowings of affiliated debt (See Note 5)	(100)	(3)	104
Capital contribution from parent (See Note 5)	189	0	0
Purchase of note receivable due from parent	0	0	(24)
Payment of dividends on common stock	0	0	(10)
Distributions paid to parent	(2)	0	0
Long-term debt and credit facility financing fees	(2)	(72)	(5)
Deconsolidation of noncontrolling interest in variable interest entity	0	0	(24)
Payment of dividends to noncontrolling interest holder	0	0	(4)
Net cash provided by (used in) financing activities	57	97	(222)
Effect of exchange rates on cash and cash equivalents	(5)	2	13
Increase in cash and cash equivalents	248	45	14
Cash and cash equivalents (unrestricted) at beginning of year	180	135	121
Cash and cash equivalents (unrestricted) at end of year	428	180	135
Supplemental disclosures of cash flow information: Cash paid for:
Interest, net	259	235	234
Income taxes paid (refunded), net	$ 24	$ 36	$ (6)